Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--03-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15240
Entity Registrant Name	JAMES HARDIE INDUSTRIES plc
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	1st Floor, Block A
Entity Address, Address Line Two	One Park Place
Entity Address, Address Line Three	Upper Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 FD79
Entity Address, Country	IE
Title of 12(b) Security	American Depositary Shares, each representing one unit of CHESS Units of Foreign Securities
Trading Symbol	JHX
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	429,818,781
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001159152
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	1st Floor, Block A
Entity Address, Address Line Two	One Park Place
Entity Address, Address Line Three	Upper Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 FD79
Entity Address, Country	IE
Contact Personnel Name	Aoife Rockett
City Area Code	353
Local Phone Number	1411 6924
Contact Personnel Fax Number	353 1479 1128